CAPITAL STOCK - Narrative (Details) Rp / shares in Units, Rp in Billions	12 Months Ended
	Dec. 31, 2018 IDR (Rp) Rp / shares	Dec. 31, 2017 IDR (Rp) Rp / shares
CAPITAL STOCK.
Cash dividend | Rp	Rp 10,819	Rp 13,287
Cash dividend (per share) | Rp / shares	109.2	134.13
Special cash dividend | Rp	Rp 5,410	Rp 3,322
Special cash dividend (per share) | Rp / shares	Rp 54.61	Rp 33.53